Trade and Other Payables - Schedule of Trade and Other Payables (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Trade payables	₽ 24,288	₽ 18,999
Other payables	10,512	14,470
Total trade and other payables	₽ 34,800	₽ 33,469